UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     February 13, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $409,244 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       DBCV  3.000%12/0 00846UAB7      520   540000 PRN      SOLE                   540000        0        0
AMERICAN INTL GROUP INC        COM              026874107     5678    98129 SH       SOLE                    98129        0        0
AVIRON                         NOTE  5.250% 2/0 053762AD2      995  1000000 PRN      SOLE                  1000000        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    33413   564497 SH       SOLE                   564497        0        0
CLOROX CO DEL                  COM              189054109    48631  1178925 SH       SOLE                  1178925        0        0
COR THERAPEUTICS INC           NOTE  5.000% 3/0 217753AD4     1937  1785000 PRN      SOLE                  1785000        0        0
CORVIS CORP                    COM              221009103       28    40000 SH       SOLE                    40000        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  4.000% 2/0 232806AE9    10205 12445000 PRN      SOLE                 12445000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      212     5000 SH       SOLE                     5000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    36802   623230 SH       SOLE                   623230        0        0
FEDERAL NATL MTG ASSN          COM              313586109      244     3800 SH       SOLE                     3800        0        0
I2 TECHNOLOGIES INC            NOTE  5.250%12/1 465754AF6     8322 14226000 PRN      SOLE                 14226000        0        0
I2 TECHNOLOGIES INC            COM              465754109      227   197071 SH       SOLE                   197071        0        0
IRON MTN INC PA                COM              462846106    10974   332450 SH       SOLE                   332450        0        0
JUNIPER NETWORKS INC           NOTE  4.750% 3/1 48203RAA2      581   750000 PRN      SOLE                   750000        0        0
LAM RESEARCH CORP              NOTE  4.000% 6/0 512807AE8     1120  1325000 PRN      SOLE                  1325000        0        0
LIZ CLAIBORNE INC              COM              539320101    11707   394850 SH       SOLE                   394850        0        0
MICROSOFT CORP                 COM              594918104    11550   223397 SH       SOLE                   223397        0        0
NETWORK APPLIANCE INC          COM              64120L104      100    10000 SH       SOLE                    10000        0        0
NIKE INC                       CL B             654106103    24212   544450 SH       SOLE                   544450        0        0
PAYCHEX INC                    COM              704326107     7935   284400 SH       SOLE                   284400        0        0
PROGRESSIVE CORP OHIO          COM              743315103    48771   982691 SH       SOLE                   982691        0        0
SAFEWAY INC                    COM NEW          786514208    29514  1263450 SH       SOLE                  1263450        0        0
SEALED AIR CORP NEW            PFD CV A $2      81211K209     2249    52800 SH       SOLE                    52800        0        0
SIEBEL SYS INC                 NOTE  5.500% 9/1 826170AC6      485   500000 PRN      SOLE                   500000        0        0
VERITAS SOFTWARE CORP / VERI   NOTE  1.856% 8/1 92343RAA1      346   400000 PRN      SOLE                   400000        0        0
VIACOM INC                     CL B             925524308    40193   986095 SH       SOLE                   986095        0        0
WATERS CORP                    COM              941848103    32204  1478625 SH       SOLE                  1478625        0        0
WELLS FARGO & CO NEW           COM              949746101    39750   848090 SH       SOLE                   848090        0        0
WESTERN WIRELESS CORP          CL A             95988E204      339    64000 SH       SOLE                    64000        0        0